Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2014
Taxes on Income [Abstract]
Income Before Income Taxes and Income Taxes Expense (Benefit) Included in The Consolidated Statements of Operations

	Year ended December 31
	2012	2013	2014
		US$ thousands

Income before income taxes:
Israel	10,086	16,857	16,522
Foreign jurisdiction	695	1,125	787
	10,781	17,982	17,309

Current taxes:
Israel	784	949	2,494
Foreign jurisdiction	116	479	409
	900	1,428	2,903

Current tax (benefits) expenses relating to prior years:
Israel	(12)	29	20

Deferred taxes:
Israel	(3)	(552)	(200)
Foreign jurisdiction	25	-	(19)
	22	(552)	(219)

Income tax expense	910	905	2,704

Deferred Income Taxes
	December 31	December 31
	2013	2014
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	248	248
Research and development costs	458	636
PPE	5	7
Other	2	22
Total gross deferred tax assets	713	913

Deferred tax liabilities:
Inventory	-	(99)
Intangible assets	-	(444)
Total gross deferred tax liabilities	-	(543)

Net deferred tax assets	713	370

In Israel	713	913
Foreign jurisdictions	-	(543)
Net deferred tax assets	713	370

Current deferred tax assets	274	567
Current deferred tax liabilities	-	(259)
Non-current deferred tax assets	439	346
Non-current deferred tax liabilities	-	(284)
Net deferred tax assets	713	370

Reconciliation of the Statutory Tax Expense to Actual Tax Expense

	Year ended December 31
	2012	2013	2014
		US$ thousands

Income before income taxes	10,781	17,982	17,309
Statutory tax rate in Israel	25.0%	25.0%	26.5%
	2,695	4,496	4,587

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses	159	205	476
Prior year adjustments	(12)	29	20
Change in valuation allowance	(63)	-	-
Tax effect due to "Approved/Benefited/ Preferred Enterprise" status	(2,063)	(4,396)	(2,588)
Taxes related to foreign jurisdictions	30	198	181
Changes in tax rate	(58)	399	-
Other	222	(26)	28

Income tax expense	910	905	2,704